OMB Number: 3235-0675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Deutsche Alt-A Securities, Inc.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

__X__ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

October 1, 2014 to December 31, 2014.

Date of Report (Date of filing): February 17, 2015

Commission File Number of securitizer: 333-131600

Central Index Key Number of securitizer: 0001199474

Patrick McEnerney

(212) 250-5668

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) are attached as Exhibits to this Form ABS-15G. Please see Exhibit 99.1 and Exhibit 99.2 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Deutsche Alt-A Securities, Inc.

Date: February 17, 2015	_/s/ Patrick McEnerney______________
Name: Patrick McEnerney
Title: President

_/s/ Anthony Aulisa_________________
Name: Anthony Aulisa
Title: Director

EXHIBIT INDEX

Exhibit Number

99.1	Table for Form ABS-15G (Repurchase reporting)
99.2	Explanatory Notes